Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss per share
Loss of the year	€ (162,965)	€ (66,641)	€ (28,076)
Weighted average number of shares outstanding	38,619,121	33,419,356	24,609,536
Basic and diluted loss per share	€ (4.22)	€ (1.99)	€ (1.14)
Other instruments that could potentially dilute earnings per ordinary share in the future	0